UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ending January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported): February 6, 2017

FORT Asset Funding 2013-1 LLC
(Exact name of securitizer as specified in its charter)

025-01558 (Commission File Number of securitizer)	0001599742 (Central Index Key Number of securitizer)

.James K. Noble III (212) 798-6100 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

__ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _______________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable): ____________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), FORT Asset Funding 2013-1 LLC has indicated by check mark that there is no activity to report for the annual period January 1, 2016 to December 31, 2016.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

FORT Asset Funding 2013-1 LLC has no asset-backed securities outstanding held by non-affiliates and is therefore providing notice that its obligation to file under Rule 15Ga-1 has terminated pursuant to Rule 15Ga-1(c)(3).  The last date on which payments were made on asset-backed securities issued by or for which FORT Asset Funding 2013-1 LLC is the securitizer and that are held by its non-affiliates was October 25, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FORT Asset Funding 2013-1 LLC (Securitizer)

By:	/s/ Constantine M. Dakolias
Name: Constantine M. Dakolias
Title: President

Date: February 6, 2017